Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, authorized (in shares)	100,000	100,000
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	15,000,000	15,000,000
Common stock, outstanding (in shares)	7,573,618	7,548,217